Investments: Investments Classified by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Debt Securities, Amortized Cost Basis	$ 10,650	$ 11,037
Debt securities, available for sale, at fair value	10,667	10,539
Residential Mortgage Backed Securities
Available-for-sale Debt Securities, Amortized Cost Basis	1,598	1,974
Debt securities, available for sale, at fair value	1,713	2,109
Debt Securities
Available-for-sale Debt Securities, Amortized Cost Basis	10,650	11,037
Debt securities, available for sale, at fair value	10,667	$ 10,539
Due in one year or less
Available-for-sale Debt Securities, Amortized Cost Basis	304
Debt securities, available for sale, at fair value	304
Due after ten years
Available-for-sale Debt Securities, Amortized Cost Basis	8,748
Debt securities, available for sale, at fair value	$ 8,650